Provisions and other non-financial liabilities - Types of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	$ 1,303,146	$ 317,666
Non-current provisions	58,053	61,038
Total	1,361,199	378,704
Legal complaints
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	52,106	48,518
Non-current provisions	1,603	1,223
Total	53,709	49,741
Provision for dismantling, restoration and rehabilitation cost
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	0	0
Non-current provisions	53,995	58,592
Total	53,995	58,592
Other provisions
Disclosure of Provisions and other non-financial liabilities [Line Items]
Current provisions	1,251,040	269,148
Non-current provisions	2,455	1,223
Total	$ 1,253,495	$ 270,371